Regulatory Matters (Reconciliation of GAAP Capital and Regulatory Capital) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Regulatory Matters [Abstract]
GAAP Capital	$ 20,318	$ 19,575
Pension liability, net of deferred taxes	909	372
Unrealized (gain) loss on securities available for sale, net of deferred taxes	(719)	(483)
Tier I and tangible capital	21,946	19,464
General valuation allowance	923	967
Total Regulatory Capital	$ 22,869	$ 20,431